Critical Accounting Estimates and Judgements	12 Months Ended
Jun. 30, 2023
Disclosure of changes in accounting estimates [abstract]
Critical Accounting Estimates and Judgements

NOTE 3: CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of the consolidated financial statements requires the Group to make estimates and judgments that can affect the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosure of contingent assets and liabilities at the date of the financial statements. The Group analyses the estimates and judgments and base estimates and judgments on historical experience and various other assumptions that are believed to be reasonable under the circumstances. Actual results may vary from the estimates. The significant accounting policies are detailed in Note 2. Summarized below are the accounting policies of particular importance to the portrayal of the financial position and results of operations and that require the application of significant judgment or estimates by management.

Impairment of Goodwill and Other Intangible Assets

The Group assesses annually, or whenever there is a change in circumstances, whether goodwill or other intangible assets may be impaired.

Determining whether goodwill and other intangible assets are impaired requires an estimation of the higher of value in use and fair value less cost of disposal of the CGU to which goodwill or other intangible assets have been allocated. The value in use calculation is judgmental in nature and requires the Group to make a number of estimates including the future cash flows expected to arise from the CGU based on actual current market deals for drug compounds within the CGU and over a period covering drug discovery, development, approval and marketing as well as, a suitable discount rate in order to calculate present value. The cash flow projections are further weighted based on the observable market comparables probability of realising projected milestone and royalty payments. When the carrying value of the CGU exceeds its recoverable amount, the CGU is considered impaired and the assets in the CGU are written down to their recoverable amount. Impairment losses are recognised in the consolidated statement of profit or loss and other comprehensive income. A detailed valuation was performed as of June 30, 2023 and each computed recoverable amount (based on a value-in-use model) of the CGU was in excess of the carrying amount, respectively. As a result of this evaluation, it was determined that no impairment of goodwill or other intangible assets existed at June 30, 2023.

Contingent Consideration

As a result of the acquisition of Eclipse Therapeutic, Inc (“Eclipse”) during the year ended June 30, 2013, the Group determines and recognizes at each reporting date the fair value of the additional consideration that may be payable to Eclipse security holders due to potential royalty payments based on achieving late-stage development success or partnering outcomes based on Eclipse assets. Such potential earn-out payments are recorded at fair value and include a number of significant estimates including adjusted revenue projections and expenses, probability of such projections and a suitable discount rate to calculate fair value (see Note 29 for further information).